Loans and Allowance for Credit Losses [Text Block]	6 Months Ended
Sep. 30, 2019
Text Block [Abstract]
Loans and Allowance for Credit Losses [Text Block]
4.    LOANS AND ALLOWANCE FOR CREDIT LOSSES
Loans at March 31, 2019 and September 30, 2019 by domicile and industry of the borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	March 31, 2019	September 30, 2019
	(in millions)
Domestic:
Manufacturing	¥11,153,996	¥11,135,322
Construction	717,664	700,550
Real estate	11,706,419	11,566,390
Services	2,653,191	2,632,130
Wholesale and retail	7,643,397	7,335,637
Banks and other financial institutions (1)	5,213,020	5,086,664
Communication and information services	1,510,596	1,526,814
Other industries	8,756,483	8,576,044
Consumer	15,802,024	15,542,007

Total domestic	65,156,790	64,101,558

Foreign:
Governments and official institutions	841,695	763,483
Banks and other financial institutions (1)	11,641,373	11,068,930
Commercial and industrial	31,951,169	31,438,990
Other	7,597,502	8,209,329

Total foreign	52,031,739	51,480,732

Unearned income, unamortized premiums—net and deferred loan fees—net	(304,588)	(318,880)

Total (2)	¥116,883,941	¥115,263,410

Notes:	(1)
Loans to
so-called
“non-bank
finance companies” are generally included in the “Banks and other financial institutions” category.
Non-bank
finance companies are primarily engaged in consumer lending, factoring and credit card businesses.

	(2)	The above table includes loans held for sale of ¥ 291,794 million at March 31, 2019 and ¥ 393,781 million at September 30, 2019, respectively.
The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUFG Americas Holdings, Bank of Ayudhya Public Company Limited (“Krungsri”), and Other based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2019 for further information.
Nonaccrual Loans
Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUFG Americas Holdings, and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2019 for further information.
The nonaccrual loans by class at March 31, 2019 and September 30, 2019 is shown below:

	March 31, 2019	September 30, 2019
	(in millions)
Commercial
Domestic	¥272,777	¥291,435
Manufacturing	65,896	68,232
Construction	9,813	8,944
Real estate	23,152	20,966
Services	26,188	49,172
Wholesale and retail	94,531	96,017
Banks and other financial institutions	898	860
Communication and information services	11,955	11,449
Other industries	25,406	22,572
Consumer	14,938	13,223
Foreign	111,002	101,241
Residential	68,499	65,819
Card	61,419	62,246
MUAH	46,549	55,635
Krungsri	127,424	130,831
Other	—	20,107
Total (1)	¥687,670	¥727,314

Note:	(1)
The above table does not include loans held for sale of ¥
12,702
million and ¥
11,759
 million at March 31, 2019 and September 30, 2019, respectively, and loans acquired with deteriorated credit quality of ¥
6,284
million and ¥
12,462

million, at March 31, 2019 and September 30, 2019, respectively.

Impaired Loans
The MUFG Group’s impaired loans primarily include nonaccrual loans and troubled debt restructurings (“TDRs”). The following table shows information about impaired loans by class at March 31, 2019 and September 30, 2019:

	Recorded Loan Balance
At March 31, 2019:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses (1)	Total (2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥560,474	¥157,465	¥717,939	¥759,399	¥227,004
Manufacturing	349,597	28,189	377,786	384,306	92,919
Construction	8,366	5,975	14,341	14,779	6,574
Real estate	20,848	29,961	50,809	55,943	5,704
Services	30,239	13,020	43,259	46,838	20,059
Wholesale and retail	118,253	45,620	163,873	175,714	84,503
Banks and other financial institutions	1,012	21	1,033	1,033	830
Communication and information services	8,794	6,929	15,723	16,587	6,817
Other industries	13,772	17,989	31,761	38,342	6,874
Consumer	9,593	9,761	19,354	25,857	2,724
Foreign	127,521	34,484	162,005	183,133	85,966
Loans acquired with deteriorated credit quality	8,136	—	8,136	14,990	5,450
Residential (4)	97,176	6,495	103,671	120,526	14,357
Card (4)	64,691	330	65,021	72,226	21,829
MUAH (4)	46,552	23,208	69,760	83,300	8,294
Krungsri (4)	57,066	26,193	83,259	90,377	28,254

Total (3)	¥961,616	¥248,175	¥1,209,791	¥1,323,951	¥391,154

	Recorded Loan Balance
At September 30, 2019:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses (1)	Total (2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥564,458	¥152,097	¥716,555	¥755,988	¥235,107
Manufacturing	346,580	30,272	376,852	383,364	90,210
Construction	7,566	5,498	13,064	13,282	5,790
Real estate	17,133	28,563	45,696	50,856	4,856
Services	49,565	14,824	64,389	68,261	35,299
Wholesale and retail	117,234	39,960	157,194	167,279	83,897
Banks and other financial institutions	937	42	979	979	773
Communication and information services	8,471	6,439	14,910	16,147	6,640
Other industries	8,625	18,644	27,269	33,708	5,243
Consumer	8,347	7,855	16,202	22,112	2,399
Foreign	134,365	36,966	171,331	191,514	92,694
Loans acquired with deteriorated credit quality	7,103	—	7,103	14,367	5,086
Residential (4)	91,551	6,595	98,146	114,610	13,766
Card (4)	64,906	337	65,243	72,511	19,830
MUAH (4)	52,873	30,611	83,484	103,903	9,018
Krungsri (4)	65,819	26,481	92,300	99,254	29,878
Other (4)	16,054	—	16,054	16,622	1,210
Total (3)	¥997,129	¥253,087	¥1,250,216	¥1,368,769	¥406,589

Notes:	(1)
These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, loans’ observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.

	(2)
Included in impaired loans at March 31, 2019 and September 30, 2019 are accrual TDRs as follows: ¥
497,013
million and ¥495,371 million—Commercial; ¥
34,449
million and ¥
31,715
million—Residential; ¥
26,183
 million and ¥25,606 million—Card; ¥
33,155
 million and ¥38,127 million—MUFG Americas Holdings; ¥
26,851
 million and ¥
34,213
million—Krungsri; and nil

and ¥4,512 million—Other, respectively.

	(3)	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥12,702 million and ¥14,554 million at March 31, 2019 and September 30, 2019, respectively.
	(4)	Impaired Loans for Residential, Card, MUAH, Krungsri and Other segments in the above table include loans acquired with deteriorated credit quality.

The following table shows information regarding the average recorded loan balance and recognized interest income on impaired loans for the six months ended September 30, 2018 and 2019:

	2018		2019
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥796,431	¥5,846	¥717,249	¥5,151
Manufacturing	392,695	2,787	377,319	2,558
Construction	16,393	162	13,704	116
Real estate	61,434	544	48,253	452
Services	51,767	420	53,824	390
Wholesale and retail	175,516	1,385	160,534	1,248
Banks and other financial institutions	1,474	4	1,007	3
Communication and information services	25,854	246	15,317	159
Other industries	48,080	91	29,515	93
Consumer	23,218	207	17,776	132
Foreign	153,708	1,598	163,110	1,359
Loans acquired with deteriorated credit quality	7,648	194	7,636	113
Residential	108,914	856	100,910	700
Card	66,762	857	65,132	651
MUAH	66,505	955	84,488	1,025
Krungsri	83,239	2,640	88,624	2,828
Other	—	—	4,066	66
Total	¥1,283,207	¥12,946	¥1,231,215	¥11,893

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including TDRs, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management’s assessment.
The following table shows a roll-forward of accrual TDRs and other impaired loans (including nonaccrual TDRs) for the six months ended September 30, 2018 and 2019:

	2018	2019
	(in millions)
Accrual TDRs:
Balance at beginning of period	¥670,255	¥617,651
Additions (new accrual TDR status) (1)	40,021	83,196
Transfers to other impaired loans (including nonaccrual TDRs)	(9,623)	(16,694)
Loans sold	(26)	—
Principal payments and other	(46,855)	(54,609)

Balance at end of period (1)	¥653,772	¥629,544

Other impaired loans (including nonaccrual TDRs):
Balance at beginning of period	¥660,868	¥592,140
Additions (new other impaired loans (including nonaccrual TDRs) status) (1)(2)	97,596	192,692
Charge-off	(28,410)	(20,679)
Transfers to accrual TDRs	(14,548)	(31,522)
Loans sold	(2,496)	(14,113)
Principal payments and other	(112,026)	(97,846)

Balance at end of period (1)	¥600,984	¥620,672

Notes:	(1)
For the six months ended September 30, 2018, lease receivables of ¥
538
million and ¥
50
million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥
3,642
million and ¥
1,135
million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2018. For the six months ended September 30, 2019, lease receivables of ¥
918
million and ¥
228
million in the Krungsri

segment, and ¥69 million and
nil
in the Other

segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥
5,037
million and ¥
3,529
million

in the Krungsri segment, and ¥68 million and
nil
in the Other segment
 are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2019.

(2)
Included in the additions of other impaired loans for the six months ended September 30, 2018 and 2019 are nonaccrual TDRs as follows: ¥6,870 million and ¥7,741 million—Card; ¥9,809 million and ¥7,904 million—MUFG Americas Holdings; ¥6,499 million and ¥4,478 million—
Krungsri; and nil

and ¥478 million—Other, respectively.

Troubled Debt Restructurings
The following table summarizes the MUFG Group’s TDRs by class for the six months ended September 30, 2018 and 2019:

	2018			2019
	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial (1)(3)
Domestic	¥20,440	¥20,440	¥1,643	¥20,607	¥20,607	¥6,342
Manufacturing	4,594	4,594	74	9,120	9,120	2,544
Construction	43	43	—	42	42	—
Real estate	561	561	—	254	254	—
Services	1,505	1,505	436	2,422	2,422	2
Wholesale and retail	12,240	12,240	615	7,779	7,779	3,708
Banks and other financial institutions	—	—	—	—	—	—
Communication and information services	156	156	518	240	240	—
Other industries	312	312	—	615	615	—
Consumer	1,029	1,029	—	135	135	88
Foreign	5,649	5,649	—	29,360	29,360	—
Loans acquired with deteriorated credit quality	—	—	—	—	—	—
Residential (1)(3)	4,235	4,235	83	3,215	3,215	27
Card (2)(3)	10,382	9,953	1,810	11,900	11,362	1,825
MUAH (2)(3)	11,621	11,621	199	18,766	18,656	4,572
Krungsri (2)(3)	11,889	11,889	3,545	16,724	16,695	3,815
Other (2)	—	—	—	5,117	5,117	—

Total	¥64,216	¥63,787	¥7,280	¥105,689	¥105,012	¥16,581

Notes:	(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
	(2)	TDRs for the Card, MUFG Americas Holdings , Krungsri and Other segments include accrual and nonaccrual loans.
	(3)
For the six months ended September 30, 2018, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential, MUFG Americas Holdings and Krungsri segments, and reduction in the stated rate was the primary concession type in the Card segment. For the six months ended September 30, 2019, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, reduction in the stated rate was the primary concession type in the Card segment, and some combination thereof were the primary concession type in the MUFG Americas Holdings and Krungsri segments.

The following table summarizes outstanding recorded investment balances of TDRs by class at March 31, 2019 and September 30, 2019:

	March 31, 2019	September 30, 2019
	(in millions)
Commercial (1)
Domestic	¥445,312	¥425,231
Manufacturing	311,890	308,620
Construction	4,591	4,176
Real estate	27,657	24,730
Services	17,135	15,257
Wholesale and retail	69,350	61,182
Banks and other financial institutions	135	120
Communication and information services	3,780	3,468
Other industries	6,357	4,699
Consumer	4,417	2,979
Foreign	51,701	70,140
Residential (1)	34,449	31,715
Card (2)	65,021	65,243
MUAH (2)	48,128	58,063
Krungsri (2)	62,980	72,333
Other (2)	—	5,052
Total	¥707,591	¥727,777

Notes:	(1)	TDRs for the Commercial and Residential segments include accruing loans and do not include nonaccrual loans.
(2)
TDRs for the Card, MUFG Americas Holdings, Krungsri and Other segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2019 and September 30, 2019 are nonaccrual TDRs as follows: ¥
38,838
 million and ¥
39,637
million—Card; ¥
14,973
 million and ¥
19,936
million—MUFG Americas Holdings; ¥
31,069
 million and ¥
33,083
million—Krungsri
;
 and

nil

and ¥
472
million—Other, respectively.

A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. Those loans are also considered impaired loans, and hence the allowance for credit losses is separately established for each loan. As a result, the amount of allowance for credit losses increases in many cases upon classification as a TDR loan. The amount of pre-modification
outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession. The impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the six months ended September 30, 2018 and 2019 was not material.
TDRs for the Commercial and Residential segments in the above tables include accruing loans, and do not include nonaccrual loans. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore, even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such TDRs on the outstanding recorded investment is immaterial, and the vast majority of nonaccrual TDRs have subsequently defaulted.
TDRs that subsequently defaulted in the Commercial and Residential segments in the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines default as payment default for the purpose of the disclosure.
In regards to the Card, MUFG Americas Holdings, Krungsri and Other
segments, the TDRs in the above tables represent nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccruing and accruing loans that became past due one month or more within the Card segment, 60 days or more within the MUFG Americas Holdings segment, and six months or more within the Krungsri segment.
Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.
Credit Quality Indicator
Credit quality indicators of loans by class at March 31, 2019 and September 30, 2019 are shown below:

At March 31, 2019:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total (1)
	(in millions)
Commercial
Domestic	¥49,391,991	¥1,242,075	¥217,745	¥50,851,811
Manufacturing	10,819,594	279,801	47,968	11,147,363
Construction	672,152	37,236	7,857	717,245
Real estate	11,403,613	222,791	22,515	11,648,919
Services	2,436,489	174,784	19,953	2,631,226
Wholesale and retail	7,240,801	329,249	68,736	7,638,786
Banks and other financial institutions	5,199,889	7,654	898	5,208,441
Communication and information services	1,465,652	34,542	10,172	1,510,366
Other industries	8,610,464	119,581	24,947	8,754,992
Consumer	1,543,337	36,437	14,699	1,594,473
Foreign	35,418,267	562,854	112,103	36,093,224
Loans acquired with deteriorated credit quality	11,622	10,833	3,790	26,245

Total	¥84,821,880	¥1,815,762	¥333,638	¥86,971,280

	Accrual	Nonaccrual	Total (1)
	(in millions)
Residential	¥13,661,794	¥66,290	¥13,728,084
Card	¥516,983	¥61,599	¥578,582

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total (1)(2)
	(in millions)
MUAH	¥4,752,021	¥15,540	¥4,699,698	¥51,948	¥88,356	¥9,607,563

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total (1)
	(in millions)
Krungsri	¥5,682,245	¥199,070	¥129,222	¥6,010,537

At September 30, 2019:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total (1)
	(in millions)
Commercial
Domestic	¥48,621,489	¥1,121,861	¥211,209	¥49,954,559
Manufacturing	10,772,765	277,025	44,962	11,094,752
Construction	659,171	33,812	7,191	700,174
Real estate	11,308,023	184,868	20,665	11,513,556
Services	2,437,279	155,459	21,235	2,613,973
Wholesale and retail	6,957,169	289,119	72,255	7,318,543
Banks and other financial institutions	5,053,997	7,332	860	5,062,189
Communication and information services	1,484,370	32,607	9,614	1,526,591
Other industries	8,442,000	109,763	21,522	8,573,285
Consumer	1,506,715	31,876	12,905	1,551,496
Foreign	33,355,422	547,441	97,932	34,000,795
Loans acquired with deteriorated credit quality	10,708	9,958	2,826	23,492

Total	¥81,987,619	¥1,679,260	¥311,967	¥83,978,846

	Accrual	Nonaccrual	Total (1)
	(in millions)
Residential	¥13,451,371	¥63,697	¥13,515,068
Card	¥506,130	¥62,398	¥568,528

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total (1)(2)
	(in millions)
MUAH	¥4,738,147	¥14,983	¥4,586,635	¥82,567	¥100,355	¥9,522,687

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total (1)
	(in millions)
Krungsri	¥6,156,695	¥207,183	¥132,678	¥6,496,556

	Accrual	Nonaccrual	Total (1)
	(in millions)
Other	¥1,078,936	¥27,309	¥1,106,245

Notes:	(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)
Total loans of MUFG Americas Holdings do not include Federal Deposit Insurance Corporation (“FDIC”) covered loans which are not individually rated totaling ¥689 million and ¥579 million at March 31, 2019 and September 30, 2019, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

For a discussion and explanation of the MUFG Group’s credit quality indicator, see Note 4 to the consolidated financial statements for the fiscal year ended March 31, 2019.
For the Commercial, Residential and Card segments, credit quality indicators at March
31
,
2019
and September
30
,
2019
are based on information as of March
31
,
2019
and September
30
,
2019
,
respectively
. For the MUFG Americas
Holdings, Krungsri and Other segments, credit quality indicators at March 31, 2019 and September 30, 2019 are generally based on information as of December 31, 2018 and June 30, 2019, respectively.
Past Due Analysis
Ages of past due loans by class at March 31, 2019 and September 30, 2019 are shown below:

At March 31, 2019:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans (1)	Recorded Investment > 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥11,551	¥30,648	¥42,199	¥50,809,612	¥50,851,811	¥6,900
Manufacturing	1,597	3,036	4,633	11,142,730	11,147,363	—
Construction	218	60	278	716,967	717,245	1
Real estate	2,034	4,256	6,290	11,642,629	11,648,919	2,524
Services	778	569	1,347	2,629,879	2,631,226	1
Wholesale and retail	2,791	2,390	5,181	7,633,605	7,638,786	62
Banks and other financial institutions	—	21	21	5,208,420	5,208,441	—
Communication and information services	411	758	1,169	1,509,197	1,510,366	—
Other industries	365	13,037	13,402	8,741,590	8,754,992	—
Consumer	3,357	6,521	9,878	1,584,595	1,594,473	4,312
Foreign	10,881	19,993	30,874	36,062,350	36,093,224	236
Residential	62,686	16,615	79,301	13,641,449	13,720,750	6,584
Card	17,203	30,568	47,771	527,421	575,192	—
MUAH	28,696	10,827	39,523	9,557,501	9,597,024	2,287
Krungsri	126,313	106,777	233,090	5,771,541	6,004,631	—

Total	¥257,330	¥215,428	¥472,758	¥116,369,874	¥116,842,632	¥16,007

At September 30, 2019:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans (1)	Recorded Investment > 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥10,355	¥35,204	¥45,559	¥49,909,000	¥49,954,559	¥5,800
Manufacturing	1,367	1,744	3,111	11,091,641	11,094,752	2
Construction	26	97	123	700,051	700,174	—
Real estate	1,311	3,828	5,139	11,508,417	11,513,556	1,736
Services	1,317	1,156	2,473	2,611,500	2,613,973	31
Wholesale and retail	2,730	7,640	10,370	7,308,173	7,318,543	—
Banks and other financial institutions	—	21	21	5,062,168	5,062,189	—
Communication and information services	199	864	1,063	1,525,528	1,526,591	7
Other industries	79	14,205	14,284	8,559,001	8,573,285	—
Consumer	3,326	5,649	8,975	1,542,521	1,551,496	4,024
Foreign	16,252	17,417	33,669	33,967,126	34,000,795	21
Residential	56,580	16,082	72,662	13,435,300	13,507,962	6,096
Card	16,599	30,340	46,939	518,427	565,366	—
MUAH	36,588	19,706	56,294	9,458,170	9,514,464	1,374
Krungsri	131,259	110,259	241,518	6,249,090	6,490,608	—
Other	17,960	18,745	36,705	1,055,502	1,092,207	—
Total	¥285,593	¥247,753	¥533,346	¥114,592,615	¥115,125,961	¥13,291

Note:	(1)
Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Allowance for Credit Losses
Changes in the allowance for credit losses by portfolio segment for the six months ended September 30, 2018 and 2019 are shown below:

Six months ended September 30, 2018:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥491,098	¥42,546	¥32,119	¥53,765	¥144,596	¥764,124
Provision for (reversal of) credit losses	(104,297)	(1,651)	12,400	1,423	21,065	(71,060)
Charge-offs	22,432	1,648	12,401	7,909	30,213	74,603
Recoveries	6,616	416	500	1,448	10,119	19,099

Net charge-offs	15,816	1,232	11,901	6,461	20,094	55,504
Others (1)	3,368	—	—	(1,274)	(5,045)	(2,951)

Balance at end of period	¥374,353	¥39,663	¥32,618	¥47,453	¥140,522	¥634,609

Six months ended September 30, 2019:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥389,615	¥38,626	¥32,550	¥52,581	¥144,812	¥—	¥658,184
Provision for credit losses	28,388	130	14,456	17,950	24,902	16,295	102,121
Charge-offs	29,033	2,093	12,715	16,266	36,240	6,223	102,570
Recoveries	15,612	355	721	2,791	11,115	2,420	33,014

Net charge-offs	13,421	1,738	11,994	13,475	25,125	3,803	69,556
Others (1)	(3,410)	—	—	(1,613)	3,568	1,379	(76)

Balance at end of period	¥401,172	¥37,018	¥35,012	¥55,443	¥148,157	¥13,871	¥690,673

Note:	(1)	Others are principally comprised of gains or losses from foreign exchange translation.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2019 and September 30, 2019 are shown below:

At March 31, 2019:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥312,970	¥14,175	¥21,829	¥8,294	¥28,254	¥385,522
Collectively evaluated for impairment	63,366	23,413	10,708	44,282	116,529	258,298
Loans acquired with deteriorated credit quality (2)	13,279	1,038	13	5	29	14,364

Total	¥389,615	¥38,626	¥32,550	¥52,581	¥144,812	¥658,184

Loans:
Individually evaluated for impairment	¥879,944	¥102,948	¥64,752	¥69,760	¥83,259	¥1,200,663
Collectively evaluated for impairment	86,065,091	13,617,802	510,440	9,527,264	5,921,372	115,641,969
Loans acquired with deteriorated credit quality (2)	26,245	7,334	3,390	11,228	5,906	54,103

Total (1)	¥86,971,280	¥13,728,084	¥578,582	¥9,608,252	¥6,010,537	¥116,896,735

At September 30, 2019:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥327,801	¥13,597	¥19,830	¥9,018	¥29,878	¥462	¥400,586
Collectively evaluated for impairment	61,397	22,159	15,175	46,420	118,251	12,660	276,062
Loans acquired with deteriorated credit quality (2)	11,974	1,262	7	5	28	749	14,025

Total	¥401,172	¥37,018	¥35,012	¥55,443	¥148,157	¥13,871	¥690,673

Loans:
Individually evaluated for impairment	¥887,886	¥97,534	¥65,004	¥83,484	¥92,300	¥8,901	¥1,235,109
Collectively evaluated for impairment	83,067,468	13,410,428	500,362	9,430,980	6,398,308	1,083,306	113,890,852
Loans acquired with deteriorated credit quality (2)	23,492	7,106	3,162	8,802	5,948	14,038	62,548

Total (1)	¥83,978,846	¥13,515,068	¥568,528	¥9,523,266	¥6,496,556	¥1,106,245	¥115,188,509

Notes:	(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
	(2)	Loans acquired with deteriorated credit quality in the above table include impaired loans which are individually evaluated for impairment.

The MUFG Group sold ¥590 billion and ¥816 billion of loans within the Commercial segment during the six months ended September 30, 2018 and 2019, respectively.